INCOME TAXES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Timberline
Deferred Tax Assets, Gross	$ 15,556,000	$ 14,639,000
Valuation allowance	(15,556,000)	(14,639,000)
Net deferred tax asset	0	0
BH Minerals
Deferred Tax Assets, Gross	3,506,000	3,348,000
Valuation allowance	(3,506,000)	(3,348,000)
Net deferred tax asset	0	0
BH Minerals | Exploration costs1 [Member]
Deferred Tax Assets, Gross	336,000	255,000
BH Minerals | Property, mineral rights, and equipment [Member]
Deferred Tax Assets,	(2,258,000)	(2,260,000)
BH Minerals | Federal and Domestic net operating loss carryforwards [Member]
Deferred Tax Assets, Gross	5,428,000	5,353,000
Exploration Costs Member[Member] | Timberline
Deferred Tax Assets, Gross	50,000	127,000
Investments in subsidiaries [Member] | Timberline
Deferred Tax Assets, Gross	181,000	184,000
Share-based compensation [Member] | Timberline
Deferred Tax Assets, Gross	228,000	362,000
Foreign net operating loss carryforwards [Member] | Timberline
Deferred Tax Assets, Gross	1,803,000	1,803,000
Federal and state net operating loss carryforwards [Member] | Timberline Resources Cor [Member]
Deferred Tax Assets, Gross	$ 13,294,000	$ 12,163,000